Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2019 [2]	Oct. 31, 2018	Jan. 31, 2018
Interest income
Loans	[1]	$ 7,091	$ 6,877	$ 5,803
Securities	[1]	516	488	399
Securities purchased under resale agreements and securities borrowed	[1]	130	129	98
Deposits with financial institutions	[1]	254	226	181
Interest income	[1]	7,991	7,720	6,481
Interest expense
Deposits		3,335	3,063	2,256
Subordinated debentures		61	55	52
Other		321	382	237
Interest expenses		3,717	3,500	2,545
Net interest income		4,274	4,220	3,936
Non-interest income
Card revenues		244	300	273
Banking service fees		433	473	423
Credit fees		324	308	285
Mutual funds		447	439	438
Brokerage fees		216	227	230
Investment management and trust		257	209	163
Underwriting and other advisory		92	103	148
Non-trading foreign exchange		160	158	148
Trading revenues		329	370	387
Net gain on sale of investment securities		22	10	35
Net income from investments in associated corporations		129	169	110
Insurance underwriting income, net of claims		184	169	169
Other fees and commissions		252	228	204
Other		241	65	139
Total non-interest income		3,330	3,228	3,152
Total revenue		7,604	7,448	7,088
Provision for credit losses		688	590	544
Profit from operating activity		6,916	6,858	6,544
Non-interest expenses
Salaries and employee benefits		2,164	1,972	1,702
Premises and technology		696	695	609
Depreciation and amortization		248	233	199
Communications		109	123	105
Advertising and business development		139	182	129
Professional		218	270	186
Business and capital taxes		137	113	123
Other		460	476	445
Total non-interest expenses		4,171	4,064	3,498
Income before taxes		2,745	2,794	3,046
Income tax expense		498	523	709
Net income		2,247	2,271	2,337
Net income attributable to non-controlling interests in subsidiaries		111	92	58
Net income attributable to equity holders of the Bank		2,136	2,179	2,279
Preferred shareholders and other equity instrument holders		29	65	30
Common shareholders		$ 2,107	$ 2,114	$ 2,249
Earnings per common share (in dollars)
Basic		$ 1.72	$ 1.72	$ 1.88
Diluted		1.71	1.71	1.86
Dividends paid per common share (in dollars)		$ 0.85	$ 0.85	$ 0.79

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $7,923 for the quarter ended January 31, 2019 (October 31, 2018 - $7,624; January 31, 2018 - $6,446).
[2]	The amounts for the period ended January 31, 2019, have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).